Prepaid expenses and accrued income (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current
R&D tax credits and other indirect tax receivables	€ 129	€ 156
Deposits	47	58
Other	41	78
Total other non-current assets	217	292
Current
R&D tax credits, VAT and other indirect tax receivables	483	543
Divestment-related receivables	23	33
Deposits	19	20
Other	325	312
Total prepaid expenses and accrued income	€ 850	€ 908